Stockholders' Equity (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended
	May 16, 2005	Nov. 25, 2012	May 26, 2013	Dec. 17, 2010
Equity, Class of Treasury Stock [Line Items]
Additional repurchase of stock authorized, shares (shares)				25,000,000
Repurchase of stock authorized, shares (shares)				162,400,000
Treasury shares retirement, shares		159,300,000	159,300,000
Treasury shares retirement
Right to purchase Series A Participating Cumulative Preferred Stock (shares)	0.001
Participating cumulative preferred stock at purchase price (dollars per share)	$ 120
Rights are exercisable and not transferable to common stock (percentage)	15.00%
Percentage of acquisition for tender offer of common stock (percentage)	15.00%
Common stock of value equal to number of times the exercise price	2
Rights are redeemed and expired	May 25, 2015
Treasury Stock
Equity, Class of Treasury Stock [Line Items]
Treasury shares retirement		$ 3,740.0	$ 3,737.5